Document And Entity Information	3 Months Ended
Mar. 29, 2026
Document Information Line Items
Entity Central Index Key	0001838987
Document Type	POS AM
Entity Registrant Name	SunPower Inc.
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Description	This Post-Effective Amendment No. 1 (this “Amendment”) to the Registration Statement on Form S-1, as amended (SEC File No. 333-292713) (the “Original Registration Statement”), of SunPower Inc. (the “Company”) is being filed pursuant to the undertakings in the Original Registration Statement to update and supplement the information contained in the Original Registration Statement, which was originally declared effective by the Securities and Exchange Commission on January 23, 2026.The Original Registration Statement, as amended by this Amendment, pertains solely to the resale of up to 48,521,163 shares of common stock (the “Offered Securities”) issuable to White Lion Capital LLC (“White Lion”) pursuant to the Common Stock Purchase Agreement, dated July 16, 2024, between the Company and White Lion, as amended by Amendment No. 1 thereto, dated July 24, 2024, Amendment No. 2 thereto, dated August 14, 2024, and Amendment No. 3 thereto, dated January 11, 2026 (as amended, the “Purchase Agreement”). The Offered Securities were initially registered on the Original Registration Statement.For the convenience of the reader, this Amendment sets forth the Original Registration Statement in its entirety, as amended by this Amendment. This Amendment is being filed to incorporate certain information from the Company’s Annual Report on Form 10-K for the year ended December 28, 2025, filed with the SEC on April 14, 2026, and the Company’s Quarterly Report on Form 10-Q for the fiscal quarter ended March 28, 2026, filed with the SEC on May 19, 2026 and to update certain other information in the Registration Statement.No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were previously paid.
Amendment Flag	true